As filed with the Securities and Exchange Commission on September 9, 2016

Securities Act File No. 333-183173
Investment Company Act File No. 811-22733

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 9	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 12	☒

John Hancock Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in its Charter)

601 Congress Street
Boston, MA 02210-2805
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code:
(617) 663-3000

Name and address of agent for service:

Kinga Kapuscinski, Esq.

Nicholas J. Kolokithas, Esq.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Copy to:
Christopher P. Harvey, Esq.
Allison M. Fumai, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 9th day of September, 2016.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	September 9, 2016
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	September 9, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	September 9, 2016
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	September 9, 2016
James R. Boyle

/s/ Craig Bromley *	Trustee	September 9, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	September 9, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	September 9, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	September 9, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	September 9, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	September 9, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	September 9, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	September 9, 2016
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	September 9, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	September 9, 2016
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	September 9, 2016
Warren A. Thomson

By:	/s/ Ariel Ayanna
Ariel Ayanna Attorney-In-Fact

*Pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 6 to the Trust’s Registration Statement on March 10, 2016.

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document